Long-term debt (Details 5)		1 Months Ended		1 Months Ended					1 Months Ended				1 Months Ended						1 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($) Y carrier dwt	Jun. 30, 2011 Export Import Bank of China and the Bank of China Limited USD ($)	Aug. 31, 2011 Korean Trade Insurance Corporation Agreement with commercial banks USD ($) carrier capesize	Sep. 30, 2010 4.625% Notes due in 2020 USD ($)	Sep. 30, 2010 6.875% Notes due in 2039 USD ($)	Nov. 10, 2009 6.875% Notes due in 2039 USD ($)	Sep. 30, 2011 Revolving Line of Credit Facility USD ($)	Jan. 31, 2011 Commercial Banks guaranteed by Italian credit bureau USD ($) Y	Jun. 30, 2011 Commercial Banks guaranteed by Italian credit bureau USD ($)	Sep. 30, 2011 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Mar. 31, 2011 BNDES - equipment finance USD ($)	Mar. 31, 2011 BNDES - equipment finance BRL	Sep. 30, 2011 BNDES - equipment finance USD ($)	Jun. 30, 2010 BNDES - equipment finance USD ($)	Jun. 30, 2011 Mining project agreements USD ($)	May 31, 2008 Mining project agreements USD ($)	May 31, 2008 NEXI USD ($)	May 31, 2008 JBIC USD ($)	Sep. 30, 2011 BNDES - investment program USD ($)	Sep. 30, 2011 BNDES - investment program BRL	Apr. 30, 2008 BNDES - investment program USD ($)	Apr. 30, 2008 BNDES - investment program BRL
Debt Instrument
Number of ore carriers acquired through financing				5
Number of capesizes acquired through financing				2
Amount available under the facility, maximum		$ 1,229,000,000		$ 530,000,000					$ 300,000,000			$ 1,000,000,000				$ 430,000,000		$ 5,000,000,000					$ 4,000,000,000	7,300,000,000
Amount withdrawn under credit facility			467,000,000	91,000,000						300,000,000	500,000,000				184,000,000		300,000,000				1,289,000,000	2,391,000,000
Number of ore carriers build through financing		12
Capacity of ore carrier (in dwt)		400,000
Increase in line of credit													62,000,000	103,000,000
Line of credit repayment term (in years)		13							10
Construction schedule, period for disbursing funds		3
Issuance of unconditionally guaranteed notes					1,000,000,000	750,000,000
Issue price (as a percent)					99.03%	110.872%
Principal amount of debt after consolidation with Vale Overseas debt							1,000,000,000
Interest rate on debt (as a percent)					4.625%	6.875%	6.875%
Amount available for investments from the facility								4,100,000,000
Export facility agreement through PT International																			2,000,000,000	3,000,000,000
Secured Debt	560,000,000
Letters of credit issued and outstanding pursuant Vale Canada Limited's facility								$ 105,000,000